Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Rockefeller California Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller California Municipal Bond ETF
Class Name	Rockefeller California Municipal Bond ETF
Trading Symbol	RMCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 12, 2024 (the Fund's "Inception") to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmca . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmca
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$49	0.51%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception (8/12/24) through 7/31/25, the Fund returned -3.01%, underperforming its benchmark by 2.49%, primarily due to untimely outflows and longer duration exposure.

The portfolio’s longer duration relative to the benchmark contributed to underperformance amid rising long-end yields, though higher yield exposure helped offset some of the impact.

As of month-end, the Fund’s distribution yield was 4.95%, and credit fundamentals across the municipal market remain strong. The Fund maintains a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occasionally outweigh income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
Since Inception
Rockefeller California Municipal Bond ETF	-3.01%
Bloomberg California Exempt Index	-0.52%
Bloomberg U.S. Municipal High Yield Bonds Index	-1.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,350,000
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 75,733
Investment Company, Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$16,350
Number of Holdings	72
Total Advisory Fee	$75,733
Portfolio Turnover Rate	234%

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
California School Facilities Financing Authority, 08/01/49	4.2
Silicon Valley Tobacco Securitization Authority, Call 09/12/25	3.3
California State University, Call 11/01/35	3.2
California Health Facilities Financing Authority, Call 02/01/35	3.2
San Diego County Regional Airport Authority, Call 07/01/35	3.2
California Infrastructure & Economic Development Bank, Call 05/15/35	3.2
City of Los Angeles Department of Airports, Call 05/15/35	3.1
San Francisco City & County Airport Comm- San Francisco International Airport	3.1
Burbank-Glendale-Pasadena Airport Authority Brick Campaign	3.1
Los Angeles Department of Water & Power Water System Revenue	3.1

Rockefeller Global Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Global Equity ETF
Class Name	Rockefeller Global Equity ETF
Trading Symbol	RGEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period October 25, 2024 (the Fund's "Inception") to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rgef . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rgef
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$45	0.55%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since inception (10/25/24) through 7/31/25, the Fund returned 14.05% versus its benchmark which returned 11.21% (Fund outperformed its benchmark by 2.84%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, Communication Services and Consumer Discretionary were the leading contributors, while Health Care and Financials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, the top three leading contributors included GE Vernova, Nintendo and General Electric. Conversely, the three top leading detractors included UnitedHealth Group, Reinsurance Group of America and Becton Dickinson & Co.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
Since Inception
Rockefeller Global Equity ETF	14.05%
MSCI ACWI Index-Net Dividends	11.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 710,361,000
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 2,854,107
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$710,361
Number of Holdings	69
Total Advisory Fee	$2,854,107
Portfolio Turnover Rate	16%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Microsoft Corp.	5.7
Meta Platforms, Inc.	4.1
Amazon.com, Inc.	4.1
Alphabet, Inc.- Class A	3.8
Shell PLC	2.5
NVIDIA Corp.	2.4
GeneralAerospace	2.2
Reinsurance Group of America, Inc.	2.1
Visa, Inc.	2.0
Samsung Electronics Co. Ltd.	2.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 25, 2024 , the Rockefeller Global Equity Fund I L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund L.P. and Rockefeller Global Dividend Growth Fund QP L.P. (the “Predecessor Funds”) reorganized into the Rockefeller Global Equity ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RGEF ETF. For financial reporting purposes, assets received, and shares issued by the RGEF ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Rockefeller U.S. Small-Mid Cap ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller U.S. Small-Mid Cap ETF
Class Name	Rockefeller U.S. Small-Mid Cap ETF
Trading Symbol	RSMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period October 10, 2024 (the Fund's "Inception") to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rsmc . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rsmc
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$61	0.75%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since inception (10/10/24) through 7/31/25, the Fund returned 2.76% versus its benchmark which returned 4.19% (Fund underperformed its benchmark by 1.43%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the Russell 2500 Index, Consumer Discretionary and Real Estate were the leading contributors, while Information Technology and Industrials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the Russell 2500 Index, the top three leading contributors included Stride, StoneX Group and Ollie’s Bargain Outlet. Conversely, the three leading detractors included RadNet, Tetra Tech and Vertex.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
Since Inception
Rockefeller U.S. Small-Mid Cap ETF	2.76%
Russell 2500 Index TR	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 10, 2024
Net Assets	$ 735,948,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 4,528,048
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$735,948
Number of Holdings	45
Total Advisory Fee	$4,528,048
Portfolio Turnover Rate	86%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
StoneX Group, Inc.	4.1
BJ's Wholesale Club Holdings, Inc.	4.0
FirstCash Holdings, Inc.	4.0
Stride, Inc.	3.8
Korn Ferry	3.6
RadNet, Inc.	3.6
Ollie's Bargain Outlet Holdings, Inc.	3.4
PJT Partners, Inc.	3.3
Merit Medical Systems, Inc.	3.1
SLM Corp.	2.7

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 10, 2024 , the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P (the “Predecessor Funds”). reorganized into the Rockefeller U.S. Small-Mid Cap ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RSMC ETF. For financial reporting purposes, assets received, and shares issued by the RSMC ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Rockefeller New York Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller New York Municipal Bond ETF
Class Name	Rockefeller New York Municipal Bond ETF
Trading Symbol	RMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 12, 2024 (the Fund's "Inception") to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmny . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmny
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$51	0.53%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception (8/12/24) through 7/31/25, the Fund returned -1.98%, underperforming its benchmark by 0.69%, primarily due to longer duration exposure.

Rising long-end yields in the high-grade municipal market contributed to underperformance, though higher yield exposure helped offset some of the impact.

As of month-end, the Fund’s distribution yield was 5.03%, and credit fundamentals remain strong across the municipal landscape. The Fund continues to pursue a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occur but yield is expected to drive long-term performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
Since Inception
Rockefeller New York Municipal Bond ETF	-1.98%
Bloomberg New York Exempt Index	-1.29%
Bloomberg U.S. Municipal High Yield Bonds Index	-1.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,548,000
Holdings Count | Holdings	71
Advisory Fees Paid, Amount	$ 37,411
Investment Company, Portfolio Turnover	276.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$16,548
Number of Holdings	71
Total Advisory Fee	$37,411
Portfolio Turnover Rate	276%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of net assets)
New York City Transitional Finance Authority, Call 11/01/35*	6.4
New York State Dormitory Authority, Call 03/15/34	4.7
Suffolk Regional Off-Track Betting Corp., Call 06/01/29	4.6
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	4.2
Onondaga Civic Development Corp., Call 06/01/35	3.8
Puerto Rico Sales Tax Financing Corp., Call 07/01/28	3.7
New York State Dormitory Authority, Call 07/01/35	3.1
City of New York NY, Call 08/01/35	3.1
New York State Dormitory Authority, Call 07/01/35	3.1
Westchester County Local Development Corp., Call 07/01/27	3.1
*	All or portion of the principal amount transferred to a Tender Option Bond Issuer in exchange for TOB Residuals and cash.

Rockefeller Opportunistic Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Opportunistic Municipal Bond ETF
Class Name	Rockefeller Opportunistic Municipal Bond ETF
Trading Symbol	RMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 12, 2024 (the Fund's "Inception") to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmop . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmop
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$50	0.52%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since inception (8/12/24) through 7/31/25, the Fund returned 0.36%, outperforming its benchmark by 1.63% due to strong security selection and opportunistic cash flow timing.

During the ramp-up phase, the Fund occasionally held less than 50% in BBB+ or lower-rated securities, but now that it has reached critical mass, most holdings are expected to fall within that cohort.

The market outlook remains constructive for municipals, especially high yield, with the Fund’s month-end distribution yield at 6.48%. The Fund continues to pursue yield-driven total return using a bottom-up, credit-intensive approach, recognizing that short-term volatility may occur but yield is expected to drive long-term performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Since Inception
Rockefeller Opportunistic Municipal Bond ETF	0.36%
Bloomberg 60% Tax-Exempt High Yield / 40% Bloomberg LB Investment Grade Municipal Index	-1.27%
Bloomberg U.S. Municipal High Yield Bonds Index	-1.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,552,000
Holdings Count | Holdings	238
Advisory Fees Paid, Amount	$ 602,242
Investment Company, Portfolio Turnover	314.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$175,552
Number of Holdings	238
Total Advisory Fee	$602,242
Portfolio Turnover Rate	314%

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Washington Metropolitan Transit Authority, Call 07/15/33*	6.2
Worthington City School District, Call 12/01/32	5.9
Pennsylvania Turnpike Commission, Call 08/06/25*	5.1
Pennsylvania State University, Call 09/01/35*	4.8
New York City Transitional Finance Authority, Call 11/01/35*	4.8
City of Los Angeles Department of Airports, Call 05/15/35*	4.7
City of Charlotte NC Airport Revenue, Call 07/01/33*	4.6
Public Finance Authority, Call 06/30/35	1.8
South Carolina Jobs-Economic Development Authority, Call 10/01/27	1.7
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	1.5
*	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.